Loans (Narrative) (Details) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Loans [Abstract]
Loans held for sale	$ 239,820,000		$ 217,080,000
Loans available for sale, unpaid principal amount	235,000,000
Gains recognized from changes in fair value	513,000
Changes in fair value related to credit risk	0
Gain on sale of loans	1,676,000	$ 5,484,000
Demand deposit overdrafts reclassified as loan balances	2,500,000		1,800,000
Non-accrual leases	0	$ 0	0
Pre-modification recorded investment	0
Commitments to lend additional funds to loan customers whose terms have been modified in troubled debt restructurings	0		0
Loans acquired with deteriorated credit quality	$ 0		$ 0